Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 301	$ 1,779
Prepaid expenses and other current assets	256	795
Note receivable, net	4,828	0
Deposit	1,400	0
Total current assets	6,785	2,574
Property and equipment, net	77	111
Restricted cash	10	9
Operating lease right-of-use assets	824	1,051
Indefinite-Lived Intangible Assets (Excluding Goodwill)	24,130	24,130
Total assets	31,826	27,875
Current liabilities:
Accounts payable	4,123	1,879
Accrued expenses	1,959	1,706
Payable for unfunded portion of note receivable	849	0
Operating lease liabilities - current portion	531	508
Loans payable - current portion	0	333
Other current liabilities	426	359
Total current liabilities	15,721	5,717
Operating lease liabilities - non-current portion	381	653
Other liabilities	3,800	3,800
Deferred tax liabilities	5,075	4,528
Total liabilities	24,977	14,698
Mezzanine equity:
Total mezzanine equity	3,243	3,181
Stockholders’ equity:
Preferred stock, $0.001 par value; 4,975,680 and 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2024 and 2023, respectively	0	0
Common stock, $0.001 par value; 120,000,000 shares authorized; 256,397 and 6,664 shares issued and outstanding at December 31, 2024 and 2023, respectively	9	0
Additional paid-in capital	867,937	859,660
Accumulated deficit	(861,286)	(846,610)
Treasury stock (at cost); 1 share	(3,054)	(3,054)
Total stockholders’ equity	3,606	9,996
Total liabilities, mezzanine equity & stockholders’ equity	31,826	27,875
Series B Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	0	0
Series C Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	356	3,181
Series D Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	2,887	0
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Current liabilities:
Derivative liability	0	299
Warrant Liability [Member]
Current liabilities:
Derivative liability	52	305
ELOC Purchase Agreement [Member]
Current liabilities:
ELOC commitment note payable	0	328
Convertible Debt [Member]
Current liabilities:
ELOC commitment note payable	$ 7,781	$ 0